Caroline Galinie
Senior Director
Corporate Actions

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 3421
Caroline.Galinie@theice.com

17010659

Received SEC

NOV 06 2017

Washington, DC 20549

001-00434

November 6, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERTNYS

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 4.125% EUR notes due December 2020, 4.875% EUR notes due May 2027, 6.250% GBP notes due January 2030, 5.250% GBP notes due January 2033 of The Procter & Gamble Company under the Exchange Act of 1934.

Sincerely,